                     CLASS A, CLASS B AND CLASS C SHARES OF

                               AIM HIGH YIELD FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                           ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $     0 ($25 per AIM Fund                                     $50
(includes section 401, 403 and 457 plans,                        investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                            deferrals from Employer-
                                                                 Sponsored Retirement
                                                                 Plans)

Systematic Purchase Plan                                           50                                                       50
IRA, Roth IRA, or Coverdell ESA                                   250                                                       50
All other accounts                                              1,000                                                       50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds



                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt
         Cash Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds



              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.


----------

1 Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

2 The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM High Yield Fund either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

         1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

         2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

         3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

         4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         5)       a redemption initiated by a Fund.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                 AIM INCOME FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                             ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $       0 ($25 per AIM Fund                                   $50
(includes section 401, 403 and 457 plans,                          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                              deferrals from Employer-
                                                                   Sponsored Retirement
                                                                   Plans)
Systematic Purchase Plan                                             50                                                      50
IRA, Roth IRA, or Coverdell ESA                                     250                                                      50
All other accounts                                                1,000                                                      50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds



                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt
         Cash Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                        AIM INTERMEDIATE GOVERNMENT FUND

                     Supplement dated September 30, 2003 to
           the Prospectus dated July 21, 2003, as supplemented August
                                    14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

    "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:


                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                 $   0 ($25 per AIM Fund                             $50
(includes section 401, 403 and 457 plans,               investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                   deferrals from Employer-
                                                        Sponsored Retirement
                                                        Plans)
Systematic Purchase Plan                                50                                               50
IRA, Roth IRA, or Coverdell ESA                        250                                               50
All other accounts                                   1,000                                               50
                                                    ----------------------------                     ----------

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

    "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

          SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO
                                     FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds



           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds




            SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM
                                     FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds



           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds



REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

    "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."


--------

1 Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

2 The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

        AIM CASH RESERVE SHARES, CLASS B, CLASS C AND CLASS R SHARES OF

                              AIM MONEY MARKET FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                             ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $       0 ($25 per AIM Fund                                  $50
(includes section 401, 403 and 457 plans,                          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                              deferrals from Employer-
                                                                   Sponsored Retirement
                                                                   Plans)

Systematic Purchase Plan                                           50                                                       50
IRA, Roth IRA, or Coverdell ESA                                   250                                                       50
All other accounts                                              1,000                                                       50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE Shares" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:



  SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


    WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                               THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

    SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                               THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM MUNICIPAL BOND FUND

                       Supplement dated September 30, 2003
     to the Prospectus dated July 21, 2003, as supplemented August 14, 2003


This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

         "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                                   INITIAL                                             ADDITIONAL
TYPE OF ACCOUNT                                                  INVESTMENTS                                         INVESTMENTS
---------------                                                  -----------                                         -----------
Employer-Sponsored Retirement Plans                           $       0 ($25 per AIM Fund                                   $50
(includes section 401, 403 and 457 plans,                          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                              deferrals from Employer-
                                                                   Sponsored Retirement
                                                                   Plans)

Systematic Purchase Plan                                           50                                                        50
IRA, Roth IRA, or Coverdell ESA                                   250                                                        50
All other accounts                                              1,000                                                        50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

         "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:


      SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                                 THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds



        SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF
                               THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-7 of the prospectus.

         "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                       Supplement dated September 30, 2003
                    to the Prospectus dated December 2, 2002,
                as supplemented June 12, 2003 and August 14, 2003

This supplement supercedes and replaces in their entirety the supplements dated August 14, 2003 and June 12, 2003.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 2 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                 CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
Management Fees                    0.50%             0.50%            0.50%

Distribution and/or
Service (12b-1) Fees(4)            0.35              1.00             1.00
Other Expenses                     2.36              2.36             2.36

Total Annual Fund
Operating Expenses                 3.21              3.86             3.86

Fee Waivers(4)                     1.96              1.86             1.86

Net Expenses(5)                    1.25              2.00             2.00

--------------------------------------------------------------------------------

     1 If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

     2 Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

     3 There is no guarantee that actual expenses will be the same as those shown in the table.

     4 The distributor has contractually agreed to waive up to 0.10% of Rule 12b-1 distribution plan payments. Further, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). The waiver agreement and the expense limitation agreement are in effect through July 31, 2004.

     5 The distributor has agreed to waive up to 0.10% of Rule 12b-1 distribution plan payments. Further, AIM has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.00%. Total Annual Fund Operating Expenses net of this agreement are 1.00%, 1.75% and 1.75% for Class A, Class B and Class C shares, respectively. This agreement may be terminated at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

    "You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                      $     50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                    50                                              50
IRA, Roth IRA, or Coverdell ESA                            250                                              50
All other accounts                                       1,000                                              50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

The following information replaces the first paragraph in its entirety appearing under heading "PURCHASING SHARES - HOW TO PURCHASE SHARES" on page A-4 of the prospectus.

    "You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds

   WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                   CLASSES OF THE AIM FUNDS:

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

The following information replaces the second paragraph in its entirety appearing under the heading "REDEEMING SHARES - REDEMPTIONS BY THE AIM FUNDS" on page A-8 of the prospectus.

    "If an AIM fund determines that you have not provided a correct social security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you."

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.